Stock Based Compensation (Details) - Schedule of fair value of options at the date of grant was estimated using the Black-Scholes model	12 Months Ended
Jun. 27, 2021
Schedule of fair value of options at the date of grant was estimated using the Black-Scholes model [Abstract]
Expected term in years	5 years
Interest rate	0.54%
Volatility	71.50%
Dividend yield